Sale of Product Line (Details Narrative) (USD $)	1 Months Ended	12 Months Ended
	Jan. 31, 2012	Dec. 31, 2011
Discontinued Operations and Disposal Groups [Abstract]
Proceeds from sale of product line, nonrefundable		$ 300,000
Other recognized income		100,000
Deferred accrued expenses		200,000
Gain on sale of product line	$ 499,525